UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/06

     The following Form N-Q relates only to Dreyfus Premier International Bond Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER INTERNATIONAL BOND FUND
Statement of Investments
January 31, 2006 (Unaudited)

		Principal
Bonds and Notes -- 98.2%		Amount [a]		Value ($)

Australia -- 4.9%
Queensland Treasury:
Notes, Ser. 11G, 6%, 2011	AUD	130,000.00		101,176
Notes, Ser. 13G, 6%, 2013	AUD	190,000.00		148,659
				249,835
Belgium -- .9%
Belgium Kingdom,
Notes, Ser. 44, 5%, 2035	EUR	30,000.00		44,235
Brazil -- 2.3%
Federal Republic of Brazil,
Global Bonds, 12.5%, 2016	BRL	250,000.00		115,846
Canada -- 2.8%
Canada Government,
Bonds, 5%, 2014	CAD	155,000.00		143,935
France -- 8.4%
Dexia Municipal Agency,
Sr. Secured Notes, .8%, 2012	JPY	27,000,000.00		225,070
Government of France O.A.T,
Bonds, 4.75%, 2035	EUR	140,000.00		199,797
				424,867
Germany -- 10.5%
Bundesobligation,
Bonds. Ser. 140, 4.5%, 2007	EUR	270,000.00		335,852
Deutsche Bundesrepublik,
Bonds, Ser. 05, 3.25%, 2015	EUR	165,000.00		197,231
				533,083
Greece -- 5.0%
Hellenic Republic,
Bonds, 3.75%, 2015	EUR	210,000.00		255,020
Ireland -- 9.0%
Depfa ACS Bank,
Covered Public Loans, .75%, 2008	JPY	30,000,000.00		258,218
GE Capital European Funding,
Sr. Notes, 2.389%, 2011	EUR	165,000.00	b	200,474
				458,692
Italy -- 2.4%
Autostrade,
Notes, 2.902%, 2011	EUR	100,000.00	b	122,630
Japan --5.5%
Development Bank of Japan,
Gtd. Bonds, 1.7%, 2022	JPY	27,000,000.00		225,312
Japan Finance for Municipal Enterprises,
Gtd. Bonds, 1.55%, 2012	JPY	6,000,000.00		52,346
				277,658
Mexico -- 2.0%
National Treasury of Mexico,
Bonds, Ser. MI10, 8%, 2013	MXN	1,085,000.00		103,606
Netherlands -- 3.9%
Netherlands Government,
Bonds, 4%, 2037	EUR	155,000.00		197,031
Poland -- 4.0%
Poland Government:

Bonds, Ser. 0509, 6%, 2009	PLN	305,000.00		100,674
Bonds, Ser. 1110, 6%, 2010	PLN	300,000.00		99,886
				200,560
Supra-National -- 3.1%
European Investment Bank,
Sr. Notes, 1.4%, 2017	JPY	18,700,000.00		156,240
Sweden -- 5.5%
Swedish Government:
Bonds, Ser. 1045, 5.25%, 2011	SEK	825,000.00		118,687
Bonds, Ser. 1050, 3%, 2016	SEK	1,275,000.00		160,941
				279,628
United Kingdom -- 15.9%
United Kingdom:
Gilt, 4%, 2009	GBP	130,000.00		229,174
Gilt, 4.75%, 2010	GBP	140,000.00		253,764
Gilt, 5%, 2014	GBP	120,000.00		226,195
Ford Motor Credit Europe Bank,
Notes, 2.895%, 2006	EUR	80,000.00	b	96,394
				805,527
United States -- 12.1%
AIG SunAmerica Institutional Funding III,
Sr. Notes, 5.125%, 2007	EUR	160,000.00		199,241
KFW International Finance
Global Bonds. 1.75%, 2010	JPY	26,000,000.00		230,991
Citigroup,
Sr. Notes, 2.624%, 2011	EUR	100,000.00	b	121,583
Goldman Sachs,
Notes, 2.854%, 2013	EUR	50,000.00	b	60,633
				612,447
Total Bonds and Notes
(cost $4,975,366)				4,980,841

Total Investment (cost $4,975,366)		98.2%		4,980,841
Cash and Recevables (net)		1.8%		91,731
Net Assets		100.0%		5,072,572

[a] Principal amount stated in U.S Dollars unless otherwise noted.
AUD--Australian Dollars
BRL-- Brazilian Real
CAD--Canadian Dollar
EUR--Euros
GBP--British Pound
JPY--JapaneseYen
MXN--Mexican Pesos
PLN--Polish Zloty
SEK--Swediash Krona
[b] Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/ James Windels
/s/ James Windels
Chief Financial Officer

Date:	March 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)